Income Taxes Composition of Tax Distributions (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Ordinary income	100.00%	38.00%
Non-dividend distributions	0.00%	53.40%
Capital gain distributions	0.00%	8.60%
Total	100.00%	100.00%